Long-Term Borrowings - Cash flow reconciliation of liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Borrowings
Long-term borrowings - Beginning balance	$ 693,282,686	$ 739,035,681	$ 576,996,269
Cash flows - drawdowns	199,260,000	197,000,000	306,298,000
Cash flows - repayments	(246,117,877)	(243,355,165)	(144,294,604)
Loan financing fees	(1,259,319)	(1,350,000)	(1,732,860)
Other lease liabilities	47,100	(42,021)	75,759
Non-cash flows - amortisation of loan financing fees and modification gain	2,263,416	1,994,191	1,693,117
Non-cash flows - gain from modification of loans	(1,828,959)
Long-term borrowings - Ending balance	$ 645,647,047	$ 693,282,686	$ 739,035,681